Goldman Sachs Emerging Markets Credit Fund Expense Example - Class P Shares [Member] - Goldman Sachs Emerging Markets Credit Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	$ 2,408